INCOME TAX PROVISION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax (expense) benefit	$ 26,630	$ 53,910	$ 44,687	$ 28,501	$ 463,170	$ 60,855
Deferred tax assets	$ 223,388		$ 223,388		223,388
Income (Loss) from continuing operations before income taxes, noncontrolling interest					24,000	492,000
Operating loss carryforwards					$ 321,111	$ 36,361